UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   45 Rockefeller Plaza, Suite 1440
           New York, NY, 10111
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature, Place, and Date of Signing:

/s/ Jason Kaplan                     New York, NY                     5/25/2004
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           66
                                         -----------
Form 13F Information Table Value Total:     $232,942
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ------
3M COMPANY                     COM              88579y101     7360   81769 SH       Sole                0  81769  81769
ALTRIA GROUP INC               COM              02209s103     1301   26000 SH       Sole                0  26000  26000
AMERICAN EXPRESS COMPANY       COM              025816109      644   12526 SH       Sole                0  12526  12526
AMERICAN INTERNATIONAL GROUP I COM              026874107     7059   99038 SH       Sole                0  99038  99038
ARMOR HLDGS INC COM            COM              042260109     6802  200048 SH       Sole                0 200048 200048
BANK OF AMER CORP              COM              060505104     6141   72575 SH       Sole                0  72575  72575
BRISTOL MYERS SQUIBB CO        COM              110122108     1049   42796 SH       Sole                0  42796  42796
CHEVRONTEXACO CORP             COM              166764100     5727   60854 SH       Sole                0  60854  60854
CISCO SYSTEMS INC              COM              17275r102     3064  129279 SH       Sole                0 129279 129279
CITIGROUP INC                  COM              172967101     6762  145409 SH       Sole                0 145409 145409
CLARUS CORP DEL                COM              182707109      456   39650 SH       Sole                0  39650  39650
COCA COLA CO                   COM              191216100     8236  163147 SH       Sole                0 163147 163147
COLGATE PALMOLIVE CO           COM              194162103     1032   17650 SH       Sole                0  17650  17650
COMCAST CORPORATION NEW SPL CL COM              20030n200     6846  247949 SH       Sole                0 247949 247949
DEERE & CO COM                 COM              244199105      590    8418 SH       Sole                0   8418   8418
DELL COMPUTER CORP             COM              24702R101     7108  198425 SH       Sole                0 198425 198425
DOW CHEMICAL CO                COM              260543103      272    6678 SH       Sole                0   6678   6678
E I DU PONT DE NEMOURS & CO    COM              263534109      267    6000 SH       Sole                0   6000   6000
EMERSON ELECTRIC CO            COM              291011104      421    6626 SH       Sole                0   6626   6626
EQUITABLE RES INC COM          COM              294549100      251    4850 SH       Sole                0   4850   4850
EXXON MOBIL CORP               COM              30231g102    12924  291006 SH       Sole                0 291006 291006
FEDEX CORP COM                 COM              31428X106      329    4025 SH       Sole                0   4025   4025
FOREST LABS INC COM            COM              345838106      244    4300 SH       Sole                0   4300   4300
GENERAL ELECTRIC CO            COM              369604103    12923  398851 SH       Sole                0 398851 398851
GENERAL MILLS INC              COM              370334104      456    9600 SH       Sole                0   9600   9600
GENERAL MOTORS CORP COM        COM              370442105      911   19546 SH       Sole                0  19546  19546
GILLETTE CO                    COM              375766102     9001  212297 SH       Sole                0 212297 212297
GOLDMAN SACHS GROUP INC        COM              38141g104     5304   56330 SH       Sole                0  56330  56330
HARTFORD FINANCIAL SERVICES GR COM              416515104      236    3436 SH       Sole                0   3436   3436
HOME DEPOT INC                 COM              437076102     6128  174080 SH       Sole                0 174080 174080
HONEYWELL INTL INC             COM              438516106     6182  168782 SH       Sole                0 168782 168782
INTEL CORP                     COM              458140100     7861  284802 SH       Sole                0 284802 284802
INTERNATIONAL BUSINESS MACHINE COM              459200101     1144   12977 SH       Sole                0  12977  12977
J P MORGAN CHASE & CO          COM              46625h100     6268  161670 SH       Sole                0 161670 161670
JOHNSON & JOHNSON              COM              478160104     7611  136649 SH       Sole                0 136649 136649
MCCORMICK & CO INC NON-VOTING  COM              579780206     4170  122650 SH       Sole                0 122650 122650
MCDONALDS CORP                 COM              580135101      689   26500 SH       Sole                0  26500  26500
MEDTRONIC INC                  COM              585055106     4184   85882 SH       Sole                0  85882  85882
MERCK & CO INC                 COM              589331107    10911  229701 SH       Sole                0 229701 229701
MICROSOFT CORP                 COM              594918104    11715  410189 SH       Sole                0 410189 410189
NORTHERN TRUST CORP            COM              665859104     3591   84939 SH       Sole                0  84939  84939
PEPSICO INC                    COM              713448108      889   16500 SH       Sole                0  16500  16500
PFIZER INC                     COM              717081103     9678  282335 SH       Sole                0 282335 282335
PROCTER & GAMBLE CO            COM              742718109      740   13600 SH       Sole                0  13600  13600
SCHERING PLOUGH CORP COM       COM              806605101      427   23080 SH       Sole                0  23080  23080
SCHLUMBERGER LTD               COM              806857108     1311   20650 SH       Sole                0  20650  20650
SEALED AIR CORP NEW COM        COM              81211K100      682   12800 SH       Sole                0  12800  12800
SYSCO CORP                     COM              871829107      341    9500 SH       Sole                0   9500   9500
UNITED TECHNOLOGIES CORP       COM              913017109     6614   72305 SH       Sole                0  72305  72305
UNIVISION COMMUNICATIONS INC C COM              914906102     4447  139261 SH       Sole                0 139261 139261
VIACOM INC-CL B                COM              925524308      224    6266 SH       Sole                0   6266   6266
WAL-MART STORES INC            COM              931142103     1179   22350 SH       Sole                0  22350  22350
WALT DISNEY CO HOLDING CO      COM              254687106     8772  344153 SH       Sole                0 344153 344153
WEYERHAEUSER CO COM            COM              962166104      912   14450 SH       Sole                0  14450  14450
WYETH COM                      COM              983024100      445   12300 SH       Sole                0  12300  12300
BP P L C SPONSORED ADR (FRM BP                  055622104      768   14338 SH       Sole                0  14338  14338
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      257    6200 SH       Sole                0   6200   6200
ROYAL DUTCH PETROLEUM CO NY RE                  780257804      427    8272 SH       Sole                0   8272   8272
DIAMONDS (DOW JONES INDUSTRIAL                  252787106      759    7257 SH       Sole                0   7257   7257
ENERGY SELECT SECTOR SPDR                       81369y506      232    7380 SH       Sole                0   7380   7380
FINANCIAL SELECT SECTOR SPDR                    81369y605      275    9615 SH       Sole                0   9615   9615
HEALTHCARE SELECT SECTOR SPDR                   81369y209      289    9450 SH       Sole                0   9450   9450
ISHARES NASDAQ BIOTECHNOLOGY                    464287556      676    9000 SH       Sole                0   9000   9000
ISHARES RUSSELL 1000 VALUE IND                  464287598      420    7000 SH       Sole                0   7000   7000
OIL SERVICE HOLDRS                              678002106     4522   62605 SH       Sole                0  62605  62605
STANDARD & POORS DEPOSITARY RE                  78462f103     3486   30436 SH       Sole                0  30436  30436


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